CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Details Credit Abstract
Cash and cash equivalents	$ 8,190	$ 23,207	$ 3,636
Trade and other receivables	4,023	4,072	4,791
Investments in debt instruments (note 9)	0	0	37,807
Restricted cash and investments	11,994	12,255	$ 12,184
Maximum exposure to credit risk	$ 24,207	$ 39,354